Cover Page	9 Months Ended
Sep. 26, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	HOLLEY INC.
Entity Central Index Key	0001822928
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 21, 2021, Holley Inc., a Delaware corporation (the “Company,” “Holley,” “we,” “us” or “our”) f/k/a Empower Ltd. (“Empower”), filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-258075) (the “Registration Statement”), to initially register for resale by the selling securityholders named therein or their permitted transferees (i) up to 109,257,218 shares of its common stock, par value $0.0001 per share (“Common Stock”), and (ii) up to 6,333,334 warrants to purchase Common Stock. The Registration Statement was declared effective by the SEC on July 28, 2021. We are filing this Post-Effective Amendment No. 1 to the Registration Statement (the “POSAM”) (i) to include information from the Restatement described under “Background of Restatement” below and (ii) to update certain other information in the Registration Statement.